Pensions and Other Post Employment Benefit Plans - Schedule of Quantitative Sensitivity Analysis for Significant Assumptions (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Decrease/(increase) from actual defined benefit obligation	SFr (700)	SFr (100)
Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, increase	0.25%	0.25%
Potential defined benefit obligation	SFr (9,582)	SFr (6,274)
Decrease/(increase) from actual defined benefit obligation	SFr 348	SFr 221
Assumptions, decrease	(0.25%)	(0.25%)
Potential defined benefit obligation	SFr (10,317)	SFr (6,741)
Decrease / (increase) from actual defined benefit obligation	SFr (387)	SFr (247)
Future Salary Increase
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, increase	0.50%	0.50%
Potential defined benefit obligation	SFr (9,980)	SFr (6,527)
Decrease/(increase) from actual defined benefit obligation	SFr (50)	SFr (32)
Assumptions, decrease	(0.50%)	(0.50%)
Potential defined benefit obligation	SFr (9,880)	SFr (6,462)
Decrease / (increase) from actual defined benefit obligation	SFr 50	SFr 32
Mortality Assumptions
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, period increase	1 year	1 year
Potential defined benefit obligation	SFr (10,039)	SFr (6,553)
Decrease/(increase) from actual defined benefit obligation	SFr (109)	SFr (58)
Assumptions, period decrease	1 year	1 year
Potential defined benefit obligation	SFr (9,811)	SFr (6,429)
Decrease / (increase) from actual defined benefit obligation	SFr 119	SFr 65